Financial Risk Management - Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Dealer finance receivables:
Dealer finance receivables	¥ 8,175,270	¥ 5,894,752
Loan commitments:
Loan commitments	92,373	119,222
Group A [member]
Dealer finance receivables:
Dealer finance receivables	536,551	303,203
Loan commitments:
Loan commitments	82,802	103,858
Group B [member]
Dealer finance receivables:
Dealer finance receivables	170,484	117,963
Loan commitments:
Loan commitments	9,571	15,364
Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	707,035	421,166
12-month ECL [member]
Loan commitments:
Loan commitments	92,373	119,222
12-month ECL [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	527,138	297,885
Loan commitments:
Loan commitments	82,802	103,858
12-month ECL [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	166,726	116,156
Loan commitments:
Loan commitments	9,571	15,364
12-month ECL [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	693,864	414,041
Lifetime ECL [member] | Not credit-impaired [member]
Loan commitments:
Loan commitments	0
Lifetime ECL [member] | Not credit-impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	3,403	706
Loan commitments:
Loan commitments	0
Lifetime ECL [member] | Not credit-impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	3,559	1,684
Loan commitments:
Loan commitments	0
Lifetime ECL [member] | Not credit-impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	6,962	2,390
Lifetime ECL [member] | Credit-impaired [member]
Loan commitments:
Loan commitments	0
Lifetime ECL [member] | Credit-impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	6,010	4,612
Loan commitments:
Loan commitments	0
Lifetime ECL [member] | Credit-impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	199	123
Loan commitments:
Loan commitments	0
Lifetime ECL [member] | Credit-impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	¥ 6,209	¥ 4,735